Investment in an associate (Tables)	6 Months Ended
Jun. 30, 2021
Investment in an associate
Summary of valuation of the investment

In € thousand	Carrying Value
January 1, 2021	—
Initial recognition	8,502
Share of income/(loss) of an associate	(201)
June 30, 2021	8,301